Accrued Expenses and Other Current Liabilities	6 Months Ended	12 Months Ended
	Jan. 31, 2025	Jul. 31, 2024
TALENTEC SDN. BHD. [Member]
Accrued Expenses and Other Current Liabilities

6. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of July 31,	As of January 31,
	2024	2025
		(Unaudited)
Non-trade creditors (1)	$6,979	$403,938
Payroll payable	26,893	45,759
Other tax payable (2)	34,431	42,082
Accrued expenses	110,725	29,396
Interest payable	3,088	2,987
Accrued expenses and other current liabilities	$182,116	$524,162

(1)	The balance mainly represented payable to The Sire Group Ltd. amounted to US$369,340 as of January 31, 2025, reclassified from the amount due to a related party.

(2)	Other tax payable mainly include the sales and service tax (“SST”) payable.

6. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of July 31,
	2023	2024
Non-trade creditors	$9,737	$6,979
Accrued expenses	17,754	110,725
Payroll payable	48,138	26,893
Other tax payable(1)	23,955	34,431
Interest payable	3,627	3,088
Accrued expenses and other current liabilities	$103,211	$182,116

(1)	Other tax payable mainly include the sales and service tax (“SST”) payable.